United States
Securities and Exchange Commission
Washington D.C. 20549

Form 13F

Form 13F Cover Page

Report for Quarter Ended: December 31, 2006

Institutional Investment Manager Filing this report:
  White Pine Investment Company
							17199 Laurel Park Drive, N.
							Suite # 209
							Livonia, Michigan  48152

Person Signing this Report on Behalf of Reporting Manager:
Name:		David J.Sculati
Title:		Vice President
Phone:		734-464-2532
Signature,			Place,			Date of Signing:
David J. Sculati		Livonia, Michigan	January 24, 2007

Report Type:		{X}   13F Holding Report
			{ }   13F Notice
			{ }   13F Combination Report




United States
Securities and Exchange Commission
Washington D.C. 20549

Form 13F

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total		55

Form 13F Information Table Value Total:		$127,856,849.68


                                     	Class	         Current          SH/  PUT/  INVSTMT  OTHER	   VOTING AUTHORITY
Description                          	Title	Symbol   X 1000	  Shares  PRN  CALL  DSCRETN MANAGERS   SOLE	SHARED	NONE

Berkshire Hathaway Cl B              	COM	BRKB     18055	    4925   0	0     SOLE	0	4925	   0	 0
Marathon Oil Corporation             	COM	MRO       7680	   83027   0	0     SOLE	0	83027	   0	 0
U S G Corporation New                	COM	USG       4951	   90342   0	0     SOLE	0	90342	   0	 0
Partnerre Ltd                        	COM	PRE       4786	   67380   0	0     SOLE	0	67380	   0	 0
Citigroup                            	COM	C         4702	   84410   0	0     SOLE	0	84410	   0	 0
Pfizer Incorporated                  	COM	PFE       4657	  179808   0	0     SOLE	0	179808	   0	 0
A T & T Inc. New                     	COM	T         4576	  128003   0	0     SOLE	0	128003	   0	 0
General Motors Corp                  	COM	GM        4553	  148218   0	0     SOLE	0	148218	   0	 0
Washington Mutual Inc                	COM	WM        3537	   77757   0	0     SOLE	0	77757	   0	 0
Potash Corp Sask Inc                 	COM	POT       3406	   23738   0	0     SOLE	0	23738	   0	 0
Southwest Airlines Co                	COM	LUV       3391	  221372   0	0     SOLE	0	221372	   0	 0
Intl Business Machines Corp.         	COM	IBM       3381	   34806   0	0     SOLE	0	34806	   0	 0
Verizon Communications               	COM	VZ        3363	   90293   0	0     SOLE	0	90293	   0	 0
Chicos Fas Inc                       	COM	CHS       3248	  157000   0	0     SOLE	0	157000	   0 	 0
Home Depot Inc                       	COM	HD        3217	   80111   0	0     SOLE	0	80111	   0	 0
Microsoft Corp                       	COM	MSFT      3140	  105164   0	0     SOLE	0	105164	   0	 0
Unumprovident Corp                   	COM	UNM       2918	  140415   0	0     SOLE	0	140415	   0	 0
Ford Motor Company                   	COM	F         2860	 3808111   0	0     SOLE	0	380811.341 0	 0
Morgan Stanley                       	COM	MS        2649	   32531   0	0     SOLE	0	32531	   0	 0
Unisys Corp                          	COM	UIS       2648	  337802   0	0     SOLE	0	337802	   0	 0
Transocean, Inc.                     	COM	RIG       2565	   31712   0	0     SOLE	0	31712	   0	 0
Auto Data Processing                 	COM	ADP       2487	   50488   0	0     SOLE	0	50488	   0	 0
Amern Pwr Conversion Cp              	COM	APCC      2449	   80050   0	0     SOLE	0	80050	   0	 0
Bp P.L.C.                            	COM	BP        2394	   35684   0	0     SOLE	0	35684	   0	 0
J P Morgan Chase & Co.               	COM	JPM       2350	   48651   0	0     SOLE	0	48651	   0	 0
Hewlett-Packard Company              	COM	HPQ       2307	   56015   0	0     SOLE	0	56015	   0	 0
Merck & Co Inc                       	COM	MRK       2298	   52707   0	0     SOLE	0	52707	   0	 0
Electronic Data Sys Corp             	COM	EDS       2089	   75841   0	0     SOLE	0	75841	   0	 0
Templeton Dragon Fund                	COM	TDF       1752	   66725   0	0     SOLE	0	66725	   0	 0
Dell, Inc.                           	COM	DELL      1710	   68140   0	0     SOLE	0	68140	   0	 0
Crescent Real Est Eq Co              	COM	CEI       1347	   68209   0	0     SOLE	0	68209	   0	 0
General Electric Company             	COM	GE        1245	   33447   0	0     SOLE	0	33447	   0	 0
Intel Corp                           	COM	INTC      1209	   59703   0	0     SOLE	0	59703	   0	 0
Handleman Company                    	COM	HDL        994	  146800   0	0     SOLE	0	146800	   0	 0
Johnson & Johnson                    	COM	JNJ        875	   13252   0	0     SOLE	0	13252	   0	 0
Comerica Incorporated                	COM	CMA        786	   13395   0	0     SOLE	0	13395	   0	 0
Exxon Mobil Corporation              	COM	XOM        770	   10051   0	0     SOLE	0	10051	   0	 0
Liz Claiborne, Inc.                  	COM	LIZ        693	   15950   0	0     SOLE	0	15950	   0	 0
Johnson Controls Inc                 	COM	JCI        654	    7613   0	0     SOLE	0	7613	   0	 0
Wyeth                                	COM	WYE        652	   12798   0	0     SOLE	0	12798	   0	 0
Quantum Cp Dlt & Storag              	COM	QTM        627	  270450   0	0     SOLE	0	270450	   0	 0
Apache Corp                          	COM	APA        599	    9008   0	0     SOLE	0	9008	   0	 0
Omnicom Group Inc                    	COM	OMC        596	    5700   0	0     SOLE	0	5700	   0	 0
Altria Group, Inc.                   	COM	MO         547	    6375   0	0     SOLE	0	6375	   0	 0
Utstarcom Inc                        	COM	UTSI       536     61300   0	0     SOLE	0	61300	   0	 0
Anadarko Petroleum Corp              	COM	APC        453	   10400   0	0     SOLE	0	10400	   0	 0
Daimlerchrysler A G                  	COM	DCX        261	    4253   0	0     SOLE	0	4253	   0	 0
Wells Fargo & Co New                 	COM	WFC        256	    7200   0	0     SOLE	0	7200	   0	 0
Stryker Corp                         	COM	SYK        237	    4300   0	0     SOLE	0	4300	   0	 0
D T E Energy Company                 	COM	DTE        227	    4686   0	0     SOLE	0	4686	   0	 0
Wm Morrisn Supermkt Ordf             	COM	MRWSF       96	   19230   0	0     SOLE	0	19230	   0	 0
Itv Plc Ord                          	COM	ITVPF       47	   22460   0	0     SOLE	0	22460	   0	 0
Hyperdynamics Corp                   	COM	HDY         23	   10000   0	0     SOLE	0	10000	   0	 0
Federal-Mogul Corp                   	COM	FDMLQ        7	   12000   0	0     SOLE	0	12000	   0	 0
Online Pwr Supply Inc                	COM	OPWR         0	   10776   0	0     SOLE	0	10776	   0	 0
Kmart Fing I     7.75xxx             	COM	498778208    0	   47850   0	0     SOLE	0	47850	   0	 0